Investments And Other Assets	6 Months Ended
Feb. 28, 2021
Investments And Other Assets [Abstract]
Investments And Other Assets

5. INVESTMENTS AND OTHER ASSETS

	February 28, 2021	August 31, 2020
Investments in private entities	70	42

The Company has a portfolio of investments in various private entities. In the second quarter of fiscal 2021, the Company recorded a net fair value adjustment of $27 relating to these investments. This gain is included in other gains (losses) on the Consolidated Statements of Income.